GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2016 and 2017 were as follows:

Balance as of January 1, 2016	$203,693

Acquisition of Undertone	(12,956)

Balance as of December 31, 2016	$190,737

Impairment on Undertone's goodwill	(65,686)

Balance as of December 31, 2017	$125,051

Goodwill has been recorded as a result of prior acquisitions and represents excess of the consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2017, the Company has two reporting units – Search monetization and Undertone. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value. During 2017, the Company determined that certain indicators of potential impairment existed with regards to its Undertone's reporting unit which required interim goodwill impairment analysis. These indicators included lower than expected revenues and cash flow and future performance expectations.

Accordingly, the Company compared the fair value of the Undertone reporting unit to its carrying value and determined that the carrying amount of the reporting unit exceeded its fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The assumptions used were based on expected future cash flows and an estimated terminal value using a terminal year growth rate of 3% based on the growth prospects for the reporting unit. The Company used an applicable discount rate of 15.7%, which reflected the associated specific risks for the reporting unit’s future cash flows.  As a result, the Company recorded an impairment charge of $65,686 in 2017, classified as “Impairment charges” in the consolidated statements of income.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2017:

	December 31, 2016	Amortization	OCI	Impairment			December 31, 2017

Acquired technology	$30,674	$-	$163	-			$30,837
Accumulated amortization	(14,490)	(5,390)	(79)	-			(19,959)
Impairment	(956)	-	-	(7,793	) *	)	(8,749)
Acquired technology, net	15,228	(5,390)	84	(7,793)			2,129

Customer relationships	31,898	-	51	-			31,949
Accumulated amortization	(13,905)	(4,900)	(27)	-			(18,832)
Impairment	(91)	-	-	(10,335	) *	)	(10,426)
Customer relationships, net	17,902	(4,900)	24	(10,335)			2,691

Tradename and other	18,224	-	233	-			18,457
Accumulated amortization	(4,079)	(2,734)	(45)	-			(6,858)
Impairment	(3,257)	-	-	(1,853	) *	)	(5,110)
Tradename and other, net	10,888	(2,734)	188	(1,853)			6,489

Intangible assets, net	$44,018	$(13,024)	$296	$(19,981)			$11,309

*) Calculated based on the Income approach (discounted cash flow model), using a discount rate of 15.7%

The following is a summary of intangible assets as of December 31, 2016:

	December 31, 2015	Amortization	OCI	Impairment	December 31, 2016

Acquired technology	$30,715	$-	$(41)	-	$30,674
Accumulated amortization	(8,963)	(5,543)	16	-	(14,490)
Impairment	(956)	-	-	-	(956)
Acquired technology, net	20,796	(5,543)	(25)	-	15,228

Customer relationships	31,911	-	(13)	-	31,898
Accumulated amortization	(1,161)	(12,750)	6	-	(13,905)
Impairment	(91)	-	-	-	(91)
Customer relationships, net	30,659	(12,750)	(7)	-	17,902

Tradename and other	22,483	-	(59)	(4,200)	18,224
Accumulated amortization	(4,609)	(3,681)	11	4,200	(4,079)
Impairment	(3,257)	-	-	-	(3,257)
Tradename and other, net	14,617	(3,681)	(48)	-	10,888

Intangible assets, net	$66,072	$(21,974)	$(80)	$-	$44,018

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	3-5 years
Customer relationships	4-5 years
Tradename and other	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2018	$4,823
2019	4,238
2020	1,262
2021	229
2022	240
Thereafter	517

$11,309